  UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SEMI-ANNUAL SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3056

TRIDAN CORP.
(Exact name of registrant as specified in charter)

415 Madison Avenue, 16th floor, New York, NY 10017-7936
(Address of principal executive offices)

I. Robert Harris, c/o Kantor Davidoff Mandelker Twomey Gallanty & Olenick P.C.
415 Madison Avenue, 16th floor, New York, NY 10017-7936
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 239-0515

Date of fiscal year end:	April 30, 2016

Date of reporting period:	October 31, 2015

Item 1.	Reports to Stockholders.

Attached on the following pages is a copy of the registrant’s semi-annual report as of October 31, 2015 transmitted to stockholders.

TRIDAN CORP.

P.O. Box 634, New City, N.Y. 10956
(212) 239-0515

SEMI-ANNUAL REPORT

December 23, 2015

Dear Shareholder:

This semi-annual report of Tridan Corp. covers the six-month period from May 1, 2015 to October 31, 2015.  As part of this report, we enclose the unaudited financial report for that six-month period and for the corresponding period in 2014.

A schedule of the company’s portfolio holdings at October 31, 2015, consisting entirely of municipal obligations, is included in the financial report.  The company invests exclusively in non-voting securities.  The company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.  The company’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  They may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The net asset value per share at October 31, 2015 was $12.43, compared with $12.53 at October 31, 2014.  Net investment income per share was $.12 for the six-month period ended October 31, 2015, compared with $.13 for the six-month period ended October 31, 2014.

At the company’s last annual meeting on July 21, 2015, the reappointment of WeiserMazars LLP as the company’s auditors for the fiscal year ending April 30, 2016 was ratified by the shareholders as follows:

Shares Voted For	2,921,112.8556
Shares Voted Against	305.4345
Shares Abstaining	None

Tridan Corp.
December 23, 2015
Page – 2 –

Also at the last annual meeting, the incumbent directors, all of whom are named below, were all reelected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and have qualified.

	Shares Voted For	Shares Withheld

Mark Goodman	2,921,418.2901	0
Peter Goodman	“	0
Paul Kramer	2,921,112.8556	305.4345
Jay S. Negin	“	“
Warren F. Pelton	2,921,418.2901	0
Russell J. Stoever	2,921,112.8556	305.4345

During the six-month period ended October 31, 2015, no director or officer received any compensation from the company except for fees of $6,000 paid to each director, plus an additional $2,500 to Paul Kramer as chairman of the audit committee.  All executive officers of the company as a group (two persons) received compensation (comprised solely of said directors’ fees) aggregating $12,000 during said period (which excludes professional fees paid to the law firm of which I. Robert Harris, secretary of the company, is a member).

At its meeting on June 10, 2015, the Board of Directors unanimously approved the renewal of the company’s investment advisory agreement with J.P. Morgan Investment Management Inc. for the period July 1, 2015 to June 30, 2016.  The board considered a variety of material factors and conclusions with respect thereto that formed the basis for the board’s approval, as discussed below.

Throughout the year, the directors received and analyzed a substantial quantity of comprehensive information and written materials, including ongoing analysis of Tridan's existing portfolio and Morgan's recommendations in light of its forecasts for the economy, employment trends, business conditions, federal rate moves, interest trends including comparisons between tax-exempt and taxable bonds, appropriate maturities, quality, yields, diversification, etc.  The directors subject Morgan's portfolio management to scrutiny at each board meeting, including examination of transactions completed since the prior meeting and an overview of the entire portfolio.  Written materials received by the directors before and during each meeting include reports, statistics, charts, graphs, performance records, comparisons with other funds and the like.  Morgan is constantly questioned at great length regarding its views, its recommendations and its performance.

Tridan Corp.
December 23, 2015
Page – 3 –

In addition to the foregoing, as requested by Tridan’s corporate counsel pursuant to Section 15(c) of the Investment Company Act of 1940, Morgan submitted its audited financial statements and detailed information regarding Morgan's business, personnel and operations, advisory services, compensation matters, portfolio strategy, investment performance, sources of information, fee comparisons, compliance programs, and other matters of significance to the relationship between Tridan and its investment adviser, all of which material was furnished to each director.  The directors reviewed all of this material and discussed the same at length, as well as their own views on Morgan’s previous performance and relationship with Tridan, with particular attention to the following areas:

Investment Performance

At each meeting, the directors receive, review and discuss with Morgan’s representatives various data showing Tridan’s portfolio characteristics, including market value, average duration, credit quality, coupon, estimated annual income and yield statistics, and breakdown information regarding duration, credit, and investment sectors.  Morgan’s quarterly presentation also includes the portfolio performance over three months, year to date, one year, three years, five years and ten years, compared with the Lipper NY Intermediate Muni Debt Funds, JPMorgan NY Tax Free Bond Fund, Sanford Bernstein NY Muni Fund, and Barclays 1-17 Year NY Muni Bond Index.  Based on their review, the directors all agreed that Tridan’s relative investment performance has been satisfactory.

Nature, Extent and Quality of Service

The board’s analysis of the nature, extent and quality of Morgan’s services to Tridan was based on knowledge gained over time from discussions with management and at the board’s regular meetings.  In addition, the directors reviewed materials contained in Morgan’s response to Tridan’s 15(c) Questionnaire pursuant to the Investment Company Act of 1940, and its Form ADV under the Investment Advisers Act of 1940 concerning, among much other information, the qualifications, education and experience of Morgan’s personnel involved in rendering those services.  As Tridan’s investment adviser, Morgan manages the investment of the Company’s assets, including purchases and sales of securities, and arranges for the periodic transfer of cash required to pay expenses and make distributions to shareholders.  Morgan also provides clerical and bookkeeping services, and prepares and issues periodic reports and statements.  Its affiliate maintains custody of Tridan’s securities and provides access thereto upon request.  The board considered its adviser’s performance of these administrative and support services, including monitoring adherence to the company’s investment policies, guidelines and restrictions, Morgan’s responsiveness to requests by Tridan’s counsel for periodic information, reports and certifications required for compliance with securities laws and regulations, and maintaining and monitoring their respective compliance programs in light of today’s extensive regulatory requirements.  The board concluded that the nature, extent and quality of the services provided by Morgan to the company have been and continue to be appropriate and beneficial.

Tridan Corp.
December 23, 2015
Page – 4 –

Fees

Under its Investment Advisory Agreement with Morgan, Tridan pays an annual fee, computed and payable quarterly, equal to 0.28% (28 basis points) of its net assets under management.  The agreement requires Morgan to bear all expenses incurred by it in connection with its activities under the agreement, without any reimbursement from the company.  In addition, the annual charge made to Tridan for maintaining custody of the company’s securities, and for custodial-related services rendered by Morgan and its affiliates, is 0.02% (2 basis points) of the assets held in the custody account.  In light of the nature, extent and quality of the services received by Tridan from Morgan and its affiliated companies, and comparing the management fees charged by Morgan to other fixed-income investment companies managed by it, all of which are many times larger than Tridan, the Board considers Morgan’s management fee to Tridan to be reasonable.

After full consideration of the above factors, the board concluded unanimously that renewal of the investment advisory agreement with J.P. Morgan Investment Management Inc. was in the best interest of Tridan and its shareholders.

Sincerely,

TRIDAN CORP.

/s/ Peter Goodman

Peter Goodman, President

TRIDAN CORP.

FINANCIAL STATEMENTS

OCTOBER 31, 2015 AND 2014

TRIDAN CORP.

Scialo, Reimann & Varley 4 Executive Boulevard, Suite 304 Suffern, New York 10901
Tel: (845) 533-4690 Fax: (845) 533-4691 www.srvcpa.com

ACCOUNTANT’S COMPILATION REPORT

To the Shareholders and Board of Directors
Tridan Corp.

We have compiled the accompanying statements of assets and liabilities and schedules of investments in municipal obligations of Tridan Corp. as of October 31, 2015 and 2014, and the related statements of operations and changes in net assets for the six months then ended. We have not audited or reviewed the accompanying financial statements and, accordingly, do not express an opinion or provide any assurance about whether the financial statements are in accordance with accounting principles generally accepted in the United States of America.

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America and for designing, implementing, and maintaining internal control relevant to the preparation and fair presentation of the financial statements.

Our responsibility is to conduct the compilation in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. The objective of a compilation is to assist management in presenting financial information in the form of financial statements without undertaking to obtain or provide any assurance that there are no material modifications that should be made to the financial statements.

The statement of changes in net assets for the year ended April 30, 2015 was derived from financial statements that were audited by another accounting firm.  Their report, dated June 24, 2015, expressed an unqualified opinion thereon, but they have not performed any auditing procedures since that date.

We are not independent with respect to Tridan Corp.

SRV, CPA P.C.

Suffern, NY
December 11, 2015

TRIDAN CORP.

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2015 AND 2014

	2015	2014
Assets
Investments in municipal obligations, at fair value (original cost - $37,155,238 and $37,515,093, respectively) (amortized cost - $35,240,432 and $35,908,369, respectively)	$37,290,665	$38,241,501
Cash and cash equivalents	726,983	110,802
Prepaid expenses and other current assets	6,294	6,294
Accrued interest receivable	506,452	508,101

Total assets	$38,530,394	$38,866,698

Liabilities
Accrued investment advisory fees	$39,716	$66,864
Accrued fees - affiliate	18,812	19,194
Accrued other	13,414	11,750
Common stock redemption payable	7,401	-

Total liabilities	79,343	97,808

Net assets	$38,451,051	$38,768,890

Analysis of net assets
Common stock, at $.02 par value, 6,000,000 shares authorized	$63,982	$63,982
Paid-in capital	37,816,314	37,816,314
Treasury stock	(1,268,115)	(1,250,965)
Distributable earnings:
Over distributed net investment income	(207,109)	(210,759)
Undistributed capital gains (losses)	(4,252)	17,188
Unrealized appreciation of investments, net	2,050,231	2,333,130

Net assets [equivalent to $ 12.43 and $12.53 per share, respectively, based on 3,092,268.8867 shares and 3,093,646.6357 shares of common stock outstanding, respectively]	$38,451,051	$38,768,890

See accompanying notes and accountant's compilation report.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
OCTOBER 31, 2015 AND 2014

	2015			2014
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value

Insured

Village of Briarcliff Manor New York
Pub Impt Unlimited Tax
5.0% due September 1, 2017	$215,000	$219,118	$232,067	$215,000	$221,876	$241,273

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2018	430,000	437,169	464,972	430,000	440,901	481,028

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2019	585,000	593,791	632,578	585,000	598,368	649,496

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Insd Sien College
(Par Call July 1, 2016 @100)
5.0% due July 1, 2020	1,000,000	1,013,707	1,031,790	1,000,000	1,021,929	1,074,040

N.Y.S. Dormitory Authority Revs
Non St Supported Debt St Johns Univ - Insd
5.25% due July 1, 2021	1,000,000	1,047,490	1,194,380	1,000,000	1,055,824	1,197,770

N.Y.S. Dormitory Authority Revs
City University Sys Ref Cons 5th Gen
5.5% due July 1, 2019	1,000,000	1,033,353	1,157,020	1,000,000	1,042,696	1,191,060

N.Y.S. Dormitory Authority Revs
5.5% due May 15, 2018	1,155,000	1,190,038	1,292,041	1,155,000	1,203,878	1,338,264

N.Y.S. Local Govt Assistance Corp Ref:
5.5% due April 1, 2017	195,000	194,395	204,132	240,000	246,650	259,500
5.5% due April 1, 2017	575,000	601,103	601,927	700,000	739,508	756,875

Sachem Central School District
NY Holbrook Ref Unlimited Tax
5.25% due October 15, 2019	500,000	518,614	579,445	500,000	523,286	594,610

State of NY Dormitory Auth
Personal Inc Tax Rev Ref Educ.
5.50 % due March 15, 2025	500,000	543,535	640,145	500,000	548,177	640,920

	7,155,000	7,392,313	8,030,497	7,325,000	7,643,093	8,424,836

Revenue Backed
City of New York NY Municipal Water
Fin Auth Wtr. & Sewer Rev Fiscal 2009
(Par Call June 15, 2018 @100)
5.625% due June 15, 2024	1,000,000	995,540	1,126,160	1,000,000	994,393	1,167,650

City of New York NY Transitional Finance
Auth Rev Sub Future Tax Secured
(Par Call November 1, 2019 @100):
5.00% due November 1, 2020	500,000	527,366	576,346	500,000	533,511	590,510

5.00% due November 1, 2021	1,000,000	1,053,306	1,152,690	1,000,000	1,066,282	1,180,910

NY City Transitional Financial Authority
Rev Future Tax
(Par Call November 1, 2022 @100)
5.00% due November 1, 2026	550,000	604,788	654,869	550,000	612,605	662,398

N.Y.S. Urban Development
Corp Rev Ref Svc Contract
5.00% due January 1, 2017	225,000	230,025	237,143	225,000	234,332	246,893

See accompanying notes and accountant's compilation report.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
OCTOBER 31, 2015 AND 2014

	2015			2014
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value

Revenue Backed (continued)
Nassau County
Gen Impt Unltd Tax
(Par Call October 1, 2020 @100)
4.00% due October 1, 2022	$550,000	$568,780	$600,006	$550,000	$572,843	$585,822

New York Environmental Facilities Corp
Pollution Control Rev St Water NYC 02
(Par Call June 15, 2016 @100)
5.00% due June 15, 2018	1,000,000	1,004,239	1,030,700	1,000,000	1,010,796	1,074,730

State of NY Local Gov't
(Par Call April 1, 2018 @100)
5.0% due April 1, 2019	200,000	205,153	220,220	200,000	208,230	228,490

Brookhaven New York
Unlimited Tax
5.00% due November 15, 2019	450,000	490,466	520,304	450,000	500,473	533,430

State of NY Dormitory Auth
State Pers. Inc. Tax
(Par Call March 15, 2018 @100)
5.00 % due March 15, 2022	750,000	764,559	824,633	750,000	772,513	847,613

State of NY Dormitory Auth
State Pers. Inc. Tax
5.5% due March 15, 2026	200,000	252,146	256,128	200,000	257,170	257,780

State of NY Dormitory Auth
Lease Rev
(Par Call August 15, 2020 @100)
5.00 % due August 15, 2023	420,000	423,969	484,226	420,000	424,949	490,804

New York, New York
Unlimited Tax
(Par Call August 1, 2020 @100)
5.00 % due August 1, 2023	510,000	545,050	596,731	510,000	552,420	596,221

New York, New York
Unlimited Tax
(Par Call August 1, 2019 @100)
5.00 % due August 1, 2026	350,000	352,719	395,455	350,000	353,428	402,283

City of New York Municipal
Fin Auth Wtr & Swr Rev
(Par Call June 15, 2019 @100)
5.00 % due June 15, 2027	500,000	510,974	563,130	500,000	514,001	574,505

Port Authority of NY and NJ
5.375 % due March 1, 2028	150,000	153,864	182,810	150,000	154,177	186,345

NYS Dormitory
(Par Call July 1, 2018 @100)
5.00 % due July 1, 2029	300,000	300,000	332,367	300,000	300,000	335,781

Starpoint NY Central School District
Ref Unlimited Tax
5.0% due June 15, 2018	850,000	922,443	943,755	850,000	949,618	969,009

Greece NY Central School District
Unlimited Tax
(Par Call December 15, 2022 @100)
5.0% due December 15, 2023	500,000	570,728	603,050	500,000	580,370	595,175

Rensselaer Cnty, NY
Limited Tax
5.00% due September 1, 2024	100,000	124,922	124,520	-	-	-

See accompanying notes and accountant's compilation report.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
OCTOBER 31, 2015 AND 2014

	2015			2014
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value

Revenue Backed (continued)
Mattituck-Cutchogue NY
Central School District Unlimited Tax
(Par Call July 15, 2025 @100)
5.0% Unlimited tax due July 15, 2026	$280,000	$345,231	$344,366	$-	$-	$-

Mattituck-Cutchogue NY
(Par Call July 15, 2025 @100)
5.0% Unlimited tax due July 15, 2027	365,000	446,138	444,165	-	-	-

Putnam County NY
Limited Tax
(Par Call January 15, 2026 @100)
5.0% due January 15, 2027	135,000	167,481	166,703	-	-	-

Halfmoon NY Pub Imp
Limited Tax
(Par Call June 15, 2025 @100)
5.0% due June 15, 2027	280,000	342,279	340,715	-	-	-

Gates Chili NY Central School
Unlimited Tax
(Par Call June 15, 2025 @100)
5.0% due June 15, 2027	200,000	247,715	245,094	-	-	-

Western Nassau Cty Water Auth
(Par Call April 1, 2025 @100)
5.0% due April 1, 2028	100,000	117,303	117,265	-	-	-

N.Y.S. Thruway Authority
St Pers Income Tax Rev Transn
5.25% due March 15, 2019	750,000	771,826	856,905	750,000	778,297	882,278
	12,215,000	13,039,010	13,940,456	10,755,000	11,370,408	12,408,627

Pre-refunded
Triborough Bridge & Tunnel Authority NY
General Purpose Revs
(Escrowed to Maturity)
5.5% due January 1, 2017	450,000	449,131	458,343	590,000	591,435	622,568

Starpoint NY Central School District
Ref Unlimited Tax
5.0% due June 15, 2020	250,000	281,681	292,310	250,000	288,523	295,215
	700,000	730,812	750,653	840,000	879,958	917,783

General Obligations
Wantagh New York UN Free School
5.00% due September 1, 2021	550,000	628,309	655,133	550,000	641,715	668,058

Central Islip New York Union Free School
School District Ref Unlimited Tax
5.00% due July 15, 2022	750,000	891,065	904,140	750,000	912,003	905,093

Hilton New York
Central School District Unlimited Tax
4.0% due June 15, 2019	500,000	545,867	548,400	500,000	558,521	557,695

Rockville Center NY Limited Tax
4.0% due June 15, 2022	200,000	223,594	224,594	200,000	227,139	223,834

Brentwood New York UN Free School
5.00% due January 15, 2023	430,000	476,798	522,446	430,000	483,597	522,669

Connetquot New York
Central School District Unlimited Tax
5.0% due January 15, 2024	400,000	443,765	489,628	400,000	449,094	490,804

See accompanying notes and accountant's compilation report.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
OCTOBER 31, 2015 AND 2014

	2015			2014
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value

General Obligations (continued)
Syosset New York
Central School District Unlimited Tax
5.0% due December 15, 2022	$735,000	$818,491	$873,586	$735,000	$829,234	$868,230

Syosset New York
Central School District Unlimited Tax
5.0% due December 15, 2022	125,000	141,525	151,601	125,000	144,109	150,668

Onondaga County NY
Ref Unlimited Tax
(Par Call March 15, 2024 @100)
5.0% due March 15, 2025	285,000	333,603	350,425	285,000	338,594	349,966

North Babylon NY Un Free School Dist
Ref Unlimited Tax
(Par Call August 1, 2022 @100)
5.0% due August 1, 2023	250,000	289,005	298,340	250,000	294,778	298,083

Battery Park City NY Authority SR-Ser A
(Par Call November 1, 2023 @100)
5.0% due November 1, 2029	140,000	155,971	165,133	140,000	158,196	165,822

Buffalo & Ft. Erie NY Pub Bridge Auth
Toll Bridge Sys Rev
5.0% due January 1, 2025	410,000	480,838	496,506	410,000	488,535	497,400

Bayport Blue Point NY Un Free School Dist
Ref Unlimited Tax
5.0% due September 15, 2024	250,000	301,665	311,015	250,000	307,482	311,255

Saratoga Springs NY Ref
Public Imports-Unlimited Tax
(Par Call February 15, 2023 @100)
5.0% due February 15, 2025	225,000	264,958	270,941	225,000	267,876	271,757

Build NYC Resource Corp.NY Rev
United Jewish Appeal
(Par Call July 1, 2024 @100)
5.0% due July 1, 2025	320,000	380,849	389,661	320,000	386,019	393,722

Tompkins County NY Public Impt Ser B
Limited Tax
(Par Call December 15, 2024 @100)
5.0% due December 15, 2027	500,000	609,220	607,005	500,000	621,181	610,275

Util Debt Securitization Auth NY
Restructuring Ser TE
(Par Call December 15, 2023 @100)
5.0% due December 15, 2028	500,000	547,275	599,605	500,000	553,325	600,930

Clarkstown Central School District
NY Unlimited Tax
4.0% due May 15, 2019	500,000	543,977	553,095	500,000	556,193	563,455

Rhinebeck New York
Central School District Unlimited Tax
(Par Call June 15, 2023 @100)
4.0% due June 15, 2025	535,000	584,353	591,528	535,000	590,820	587,227

Queensbury New York Union Free School
4.00% due December 15, 2018	225,000	238,021	245,428	225,000	242,186	250,450

Riverhead NY Limited Tax
4.0% due June 1, 2021	1,005,000	1,090,634	1,142,092	1,005,000	1,105,956	1,138,806

See accompanying notes and accountant's compilation report.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
OCTOBER 31, 2015 AND 2014

	2015			2014
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value

General Obligations (continued)

Bethlehem, NY Central School District
Unlimited Tax
4.00% due January 15, 2021	$500,000	$541,530	$558,740	$500,000	$549,496	$558,765

Plainview Old Bethpage New York Central
School District Ref Unlimited Tax
5.00% due December 15, 2020	250,000	268,978	294,580	250,000	272,678	301,783
	9,585,000	10,800,291	11,243,622	9,585,000	10,978,727	11,286,747
Short-term
Clarkstown Central School District
NY Unlimited Tax
(Par Call April 15, 2014 @100)
5.25% due April 15, 2015	-	-	-	35,000	35,007	35,142

Pleasantville New York Public Impt
Unlimited Tax
5.0% due January 1, 2016	440,000	441,171	443,652	440,000	445,484	463,958

Commonwealth of Puerto Rico
Highway Transportation Auth Rev Ref
6.25% due July 1, 2016	185,000	189,012	189,717	185,000	191,022	191,498

Ardsley New York Union Free
School District Unlimited Tax
4.00% due June 15, 2016	460,000	461,193	470,023	460,000	463,382	486,570

City of New York Transitional
Fin Bldg Aid Rev Fiscal 2007
5.00% due July 15, 2016	750,000	755,371	775,373	750,000	762,969	807,683

Port Authority of NY and NJ
(Par Call January 15, 2016 @100)
5.00 % due July 15, 2030	200,000	199,986	202,026	200,000	199,935	208,746

Port Authority of NY and NJ
(Par Call October 1, 2016 @100)
5.00 % due October 1, 2027	300,000	301,002	312,879	300,000	302,254	323,373

Bethlehem NY Central School District
Ref Unlimited Tax
5.0% due November 1, 2015	500,000	501,115	500,065	500,000	505,959	523,480

Pawling New York Central School
District Ref Unlimited Tax
4.00% due November 15, 2015	330,000	330,340	330,485	330,000	338,608	342,365

Cold Spring Harbor New York Central School
District Ref Unlimited Tax
5.00% due February 1, 2016	100,000	98,816	101,217	100,000	102,357	105,783

Cattaraugus County NY Public
Impt Ref Unlimited Tax
(Par Call June 1, 2013 @100)
5.0% due June 1, 2015	-	-	-	275,000	273,064	276,095

Village of Briarcliff Manor New York
Pub Impt Unlimited Tax
5.0% due September 1, 2015	-	-	-	310,000	312,456	322,347

N.Y.S. Dormitory Authority Revs
Supported Debt Mental Health Svcs Facs
Impt (Par Call February 15, 2015 @100)
5.0% due February 15, 2021	-	-	-	1,035,000	1,038,312	1,049,531

See accompanying notes and accountant's compilation report.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
OCTOBER 31, 2015 AND 2014

	2015			2014
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value

Short-term (continued)
Niagara Falls Bridge Commission
NY Toll Rev Highway Impts
5.25% due October 1, 2015	-	-	-	65,000	65,374	66,937

	3,265,000	3,278,006	3,325,437	4,985,000	5,036,183	5,203,508

	$32,920,000	$35,240,432	$37,290,665	$33,490,000	$35,908,369	$38,241,501

See accompanying notes and accountant's compilation report.

TRIDAN CORP.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2015 AND 2014

	2015	2014
Investment income

Interest	$824,688	$824,379
Amortization of bond premium and discount - net	(228,185)	(212,450)

Total investment income	596,503	611,929

Expenses

Investment advisory fees	57,686	58,212
Professional fees	69,700	69,430
Director's fees	38,500	38,500
Administrative and accounting expenses	36,000	36,000
Insurance and other expenses	8,571	8,521

Total expenses	210,457	210,663

Net investment income	386,046	401,266

Realized and unrealized gain (loss) on investments
Net realized gain on investments	-	18,876
Net unrealized appreciation (depreciation) on investments	(65,505)	93,219

Net realized and unrealized gain (loss) on investments	(65,505)	112,095

Net increase in net assets resulting from operations	$320,541	$513,361

See accompanying notes and accountant's compilation report.

TRIDAN CORP.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2015	Year Ended April 30, 2015

Increase (decrease) in net assets resulting from operations
Net investment income	$386,046	$805,921

Net realized gain on investments	-	14,623

Unrealized depreciation on investments	(65,505)	(124,175)

Net increase in net assets resulting from operations	320,541	696,369

Distributions to shareholders from
Net investment income	(587,681)	(785,471)
Capital gains	-	(18,876)

Redemptions of shares
941.1714 shares (October 2015) and 432.5775 shares (April 2015), respectively	(11,736)	(5,417)

Total decrease	(278,876)	(113,395)

Net assets
Beginning of period	38,729,927	38,843,322

End of period	$38,451,051	$38,729,927

See accompanying notes and accountant's compilation report.

TRIDAN CORP.
NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2015 AND 2014

1.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by Tridan Corp. (the "Company"), a closed‑end, non‑diversified management investment company, registered under the Investment Company Act of 1940, in the preparation of its financial statements.

Basis of Presentation

The accompanying financial statements are prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). The Company is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

Recently issued accounting standards

In May 2015, the FASB issued ASU No. 2015-07, “Fair Value Measurement (Topic 820) – Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent).”  ASU No. 2015-07 removes the requirement to include investments in the fair value hierarchy for which the fair value is measured at NAV using the practical expedient under “Fair Value Measurements and Disclosures (Topic 820).”  ASU No. 2015-07 is effective for annual reporting periods beginning December 15, 2015, including interim periods within the reporting period.  ASU No. 2015-07 is required to be applied retrospectively to all periods presented beginning in the year of adoption. Since ASU No. 2015-07 will only impact the Company’s disclosures; adoption will not affect the Company’s financial conditions, results of operations, or cash flows.

Acquisition and valuation of investments

Investment transactions are accounted for on the date the securities are purchased/sold (trade date) and interest on securi-ties acquired/sold is included in income from/to the settlem-ent date.  Short-term investments are stated at cost, which is equivalent to fair value.

Fair values for the Company's investments in municipal obligations have been determined based on the bid price of the obligation.  Securities for which quotations are not readily available are valued at fair value as determined by the board of directors.  There were no securities valued by the board of directors, for which quotations were not readily available, as of October 31, 2015 and 2014.

Amortization of bond premium or discount

In determining investment income, bond premiums or discounts are amortized over the remaining term of the obligation.

TRIDAN CORP.
NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2015 AND 2014

1.	Significant Accounting Policies (continued)

Income taxes

It is the Company's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Company also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no income tax provision is required.

The Company recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Company’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded.

The Company identifies its major tax jurisdictions as U.S. Federal, New York State and New York City where the Company makes significant investments; however, the Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Generally, the Company’s tax returns are subject to examination by Federal, state and local authorities for a period of three years from the later of the due date of such returns or the actual date the returns were filed.

Interest income from municipal investments are exempt from Federal and state income taxes

Distributions to shareholders

Dividends to shareholders from net investment income, if any, are paid quarterly.  Distribution of capital gains, if any, are made at least annually, and as required to comply with Federal excise tax requirements. Dividends to shareholders are determined in accordance with tax regulations and are recorded on the ex-dividend date

Cash and cash equivalents

The Company considers all investments that can be liquidated on demand to be cash equivalents.

Use of estimates

The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Significant estimates are used in determining the fair value of investments.

TRIDAN CORP.
NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2015 AND 2014

1.	Significant Accounting Policies (continued)

Concentration of credit risk

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents and investments.  The Company maintains all of its cash on deposit in one financial institution.  The cash and cash equivalent balance at October 31, 2015 was approximately $727,000.  The value of the Company's investments may be subject to possible risks involving, among other things, the continued credit worthiness of the various state and local government agencies and public financing authorities underlying its investments.

Fair value of financial instruments

The carrying amounts for accrued interest receivables and accrued liabilities reflected in the financial statements approximate fair value because of the short maturities of these items.  The company accounts for its investments in municipal obligations in accordance with the accounting guidance for investment companies (FASB ASC 946).  See Note 1 “Acquisition and Valuation of Investments” for a description of the valuation methodology which is unchanged as of October 31, 2015 and 2014.  FASB ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value and expands disclosures about the use of fair value measurements.  The valuation techniques required by FASB ASC 820 are based upon observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions.

These two types of inputs create the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that a company has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

Level 3 –	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing a company’s own assumptions about theassumptions that a market participant would use in valuing the asset or liability, that would be based on the best information available.

The Company’s investments in municipal obligations are all considered as Level 2 instruments.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2015 AND 2014

1.	Significant Accounting Policies (continued)

The following table presents the Company’s financial assets that are measured at fair value as of October 31, 2015 and 2014:

	Quoted Prices for Identical Instruments in Non-active Markets (Level 2)
	October 31,
	2015	2014

Investments in municipal obligations	$37,290,665	$38,241,501
Total investments at fair value	$37,290,665	$38,241,501

2.	Cash and Cash Equivalents

Cash and cash equivalents consist of the following:

	October 31,
	2015	2014
Cash – demand deposits	$726,983	$110,802

3.	Accrued Liabilities

Accrued liabilities consist of the following at:

	October 31,
	2015	2014

Accrued investment advisory and custodian fees (a)	$39,716	$66,864
Accrued fees - affiliate (b)	$18,812	$19,194
Accrued other:
Accrued audit fees (c)	$11,750	$11,750
Accrued administrative and accounting expenses	1,664	-
	$13,414	$11,750

(a)	The Company utilizes the services of J.P. Morgan Investment Management, Inc. as its investment advisor and J.P. Morgan Chase Bank N.A. as its custodian for its investment-s. The annual advisory fee is .28 of one percent and the custody fee is .02 of one percent of the net assets under management. The fee is computed and payable quarterly, based on the aggregate fair value of the net assets on the last day of each fiscal quarter.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2015 AND 2014

3.	Accrued Liabilities (continued)

(b)
For the six months ending October 31, 2015 and 2014, the Company incurred legal fees of approximately $46,000 for each period, respectively, for professional fees paid to the law firm of which an officer of the Company is a member.

(c)	For the six months ending October 31, 2015 and 2014, the Company incurred audit fees of approximately $24,000 for each period.

4.	Investment Transactions

Purchases and sales of investments in municipal obligations (excluding short-term and demand investments) amounted to approximately $ -0- and $650,000, respectively, for the six months ending October 31, 2015, and $2,719,902 and $2,285,000, respectively, for the six months ending October 31, 2014.

The U.S. Federal income tax basis (aggregate cost) of the Company’s investments, at October 31, 2015 and 2014, was approximately $35,240,432 and $35,908,369, respectively, and net unrealized appreciation, at October 31, 2015 and 2014, for U.S. Federal income tax purposes was approximately $2,050,231 and $2,333,130, respectively (gross unrealized appreciation of approximately $2,061,740 and $2,358,672, respectively; gross unrealized depreciation of approximately $11,509 and $25,542, respectively).

5.	Common Stock, Share Redemption Plan and Net Asset Values

At October 31, 2015 and 2014, there were 6,000,000 shares of $0.02 par value common stock authorized of which 3,199,100 had been issued aggregating $63,982.

The Company has a share redemption plan applicable to 29,491 shares and 30,865 shares, respectively, of outstanding common stock, at October 31, 2015 and 2014.  The plan permits eligible shareholders or their estates to have their shares redeemed upon reaching age 65 or upon death.  Shares are redeemed at the net asset value per share, based on fair value, as of the end of the Company's fiscal quarter in which the request for redemption is received.  At October 31, 2015 and 2014, 106,827.1132 shares ($1,268,117) and 105,453.3643 shares ($1,250,965), respectively, had been redeemed under this plan.

The net asset values per share and the shares outstanding are as follows:

	October 31,
	2015	2014
Net asset value	$12.43	$12.53
Shares outstanding at:
October 31, 2015	3,092,268.8867
October 31, 2014	3,093,646.6357

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2015 AND 2014

6.	Distributions

During the six months ended October 31, 2015 and 2014, distributions of $587,681 ($.19 per share) and $587,793 ($.19 per share), respectively, were declared and paid to shareholders. Distributions for the year ended April 30, 2015 amounted to $804,347 ($.26 per share).

The tax character of distributions paid during the six months ending October 31, 2014 and 2014 and year ended April 30, 2015 were as follows:

	Six Months Ended October 31,		Year ended April 30,

	2015	2014	2015
Distributions paid from
Investment income:
Tax-exempt investment income, net	$587,681	$586,105	$785,471
Taxable investment income	-.-	1,688	18,876
	$587,681	$587,793	$804,347

As of October 31, 2015 and 2014 and April 30, 2015, the components of distributable earnings on a tax basis were as follows:

	Six Months Ended October 31,		Year ended April 30,

	2015	2014	2015

Over-distributed tax-exempt investment income, net	$(207,109)	$(210,759)	$(5,472)

Undistributed capital gains (losses)	$(4,252)	$17,188	$(4,252)
Unrealized appreciation of investments, net	$2,050,231	$2,333,130	$2,115,736

Capital loss carry forwards as of October 31, 2015 and 2014 were $4,252 and $0 for each period, respectively. The Company had no capital reclassification related to permanent book/tax differences for the six months ending October 31, 2015 and 2014, respectively.  There were no significant differences between total GAAP basis net investment income and net realized gain, and actual distributions for the six months ended October 31, 2015 and 2014.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2015 AND 2014

7.	Financial Highlights

Selected per share data and ratios are as follows:

	For the Six Months Ended October 31,

	2015	2014	2013	2012	2011
Per share operating performance:
(For a share of common stock Outstanding throughout the period):

Net asset value -beginning of year	$12.52	$12.56	$12.88	$12.89	$12.32

Income from investment operations:
Net investment income	.12	.13	.13	.14	.16
Net realized and unrealized gain (loss) on investments	(.02)	.04	(.32)	.05	.23
Total from investment operations	.10	.17	(.19)	.19	.39
Less distributions:
Dividends (from net investment income)	(.19)	(.19)	(.18)	(.19)	(.20)
Capital gains	(.00)	(.00)	(.01)	(.00)	(.00)
Total distribution	(.19)	(.19)	(.19)	(.19)	(.20)

Net asset value - end of year	$12.43	$12.53	$12.50	$12.89	$12.51

Per share market value – end of period	$12.43	$12.53	$12.50	$12.89	$12.51

Total investment return	(0.00%)	(0.00%)	(1.51%)	(0.02%)	1.53%

Ratios/Supplemental Data:
net assets end of period (in 000s)	$38,451	$38,769	$38,685	$39,915	$38,805

Ratio of expenses to average net assets	1.09%	1.09%	1.09%	1.07%	1.08%

Ratio of net investment income To average net assets	2.01%	2.07%	2.06%	2.15%	2.46%

Portfolio turnover rate	1.68%	5.76%	5.12%	1.38%	3.38%

Average (simple) number of shares outstanding (in thousands)	3,092	3,094	3,095	3,100	3,104

Item 2.	Code of Ethics

Not required in this report.

Item 3.	Audit Committee Financial Expert

Not required in this report.

Item 4.	Principal Accountant Fees and Services

Not required in this report.

Item 5.	Audit Committee of Listed Registrants.

Not required in this report.

Item 6.	Investments.

(a)	A schedule of registrant’s investments in securities of unaffiliated issuers as of October, 31, 2015 is included as part of the financial statement filed under Item 1 of this Form.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable, because the registrant invests exclusively in non-voting securities.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

No change in the portfolio managers identified in the registrant’s most recent annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable, because the registrant has no equity securities that are registered pursuant to Section 12 of the Securities Exchange Act of 1934

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not have in place procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) as of the end of the period covered by this report. Based on that evaluation, said officers have concluded that the registrant’s disclosure controls and procedures are effective to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during its last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)	The following exhibits are filed herewith:

(2)	The separate certifications for the registrant’s principal executive and principal financial officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date:	December 10, 2015

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date:	December 10, 2015

By (Signature and Title)	/S/ Warren F. Pelton
Warren F. Pelton, Treasurer and Chief Financial Officer

Date:	December 10, 2015